Summary of Significant Accounting Policies - Summary Of Earnings Per Share Basic And Diluted (Detail) - Customer Concentration Risk [Member] - Revenue Benchmark [Member]	11 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Customer A [Member]
Schedule of Transition Period Comparative Data [Line Items]
Concentration Risk, Percentage	16.00%	33.00%
Customer B [Member]
Schedule of Transition Period Comparative Data [Line Items]
Concentration Risk, Percentage	20.00%	18.00%
Customer C [Member]
Schedule of Transition Period Comparative Data [Line Items]
Concentration Risk, Percentage	15.00%	15.00%
Customer D [Member]
Schedule of Transition Period Comparative Data [Line Items]
Concentration Risk, Percentage	29.00%	14.00%
Customer E [Member]
Schedule of Transition Period Comparative Data [Line Items]
Concentration Risk, Percentage		11.00%
Customer F [Member]
Schedule of Transition Period Comparative Data [Line Items]
Concentration Risk, Percentage	17.00%